Goodwill And Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross	$ 7,707	$ 8,024	$ 7,563
Accumulated Amortization	(3,800)	(2,001)	(4,172)
Net	3,907	6,023	3,391
WA Life	4 years 2 months 12 days	5 years 1 month 6 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	3,264	3,373	3,214
Accumulated Amortization	(1,654)	(966)	(1,759)
Net	1,610	2,407	1,455
WA Life	6 years 6 months	7 years 7 months 6 days
Contractor and resume databases
Finite-Lived Intangible Assets [Line Items]
Gross	675	675	675
Accumulated Amortization	(405)	(270)	(439)
Net	270	405	236
WA Life	2 years	3 years
Tradename
Finite-Lived Intangible Assets [Line Items]
Gross	862	893	849
Accumulated Amortization	(364)	(193)	(410)
Net	498	700	439
WA Life	4 years 7 months 6 days	5 years 3 months 18 days
Internal use software
Finite-Lived Intangible Assets [Line Items]
Gross	2,802	2,978	2,721
Accumulated Amortization	(1,299)	(545)	(1,474)
Net	1,503	2,433	1,247
WA Life	2 years 1 month 6 days	3 years 1 month 6 days
Covenant not to compete
Finite-Lived Intangible Assets [Line Items]
Gross	104	105	104
Accumulated Amortization	(78)	(27)	(90)
Net	$ 26	$ 78	$ 14
WA Life	7 months 6 days	1 year 6 months